PERSONNEL EXPENSES (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The breakdown of the items is detailed below, as of the indicated dates:

Items	03.31.25	03.31.24
Payroll	(146,853,541)	(121,824,390)
Social Contributions on Payroll	(39,401,289)	(30,211,255)
Personnel Compensations and Rewards	(39,081,258)	(43,369,253)
Services for Personnel	(2,749,250)	(2,831,109)
Other Short-term Personnel Expenses	(3,911,512)	(4,474,201)
Other Long-term Personnel Expenses	(2,178,799)	(562,985)
Total	(234,175,649)	(203,273,193)